Share capital, additional paid-in capital, share premium and other reserves - Summary of authorised, issued and fully paid shares (Details) - shares shares in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital
Authorised shares	230,850	230,850	230,850
Issued and fully paid shares	62,713	62,713	60,933
Ordinary Class A shares
Disclosure of classes of share capital
Authorised shares	129,583	131,333	131,778
Issued and fully paid shares	12,083	13,833	14,278
Ordinary Class B shares
Disclosure of classes of share capital
Authorised shares	101,267	99,517	99,072
Issued and fully paid shares	50,630	48,880	46,655
Treasury shares	620	1,261